Fair Value of Investment Properties (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 598	$ 637
Investment property completed [member] | Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 7,980	$ 7,999